ORGANIZATION (Results of Operations of VIEs) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 VIEs [Member] USD ($)	Dec. 31, 2014 VIEs [Member] CNY	Dec. 31, 2013 VIEs [Member] CNY	Dec. 31, 2012 VIEs [Member] CNY
Variable Interest Entity [Line Items]
Net Revenues	$ 93,434	579,717	259,534	171,527	$ 72,188	447,898	182,255	113,566
Net income	25,313	157,049	106,054	4,243	29,850	185,205	19,759	3,720
Net cash generated from (used in) operating activities	40,381	250,553	29,170	92,499	68,127	422,702	(157,646)	(22,690)
Net cash generated from (used in) investing activities	(63,782)	(395,744)	51,965	(124,869)	(17,252)	(107,041)	156,033	1,587
Net cash generated from (used in) financing activities	$ 13,687	84,922	436,440	(5)	$ (2,063)	(12,802)	13,052	(966)